UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23963

First Trust Enhanced Private Credit Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Ann Maurer

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

registrant's telephone number, including area code: (414) 299-2270

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)	The Report to Stockholders is attached herewith.

First Trust
Capital Management

FIRST TRUST ENHANCED PRIVATE CREDIT FUND

Semi-Annual Report

September 30, 2025

(Unaudited)

First Trust Capital Management L.P. | 225 W. Wacker Dr. | Suite 2160 | Chicago, IL 60606 | P: 773.828.6700

First Trust Enhanced Private Credit Fund
This report and the consolidated financial statements contained herein are provided for the general information of the shareholders of the First Trust Enhanced Private Credit Fund (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

First Trust Enhanced Private Credit Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of September 30, 2025 (Unaudited)

Principal Amount ($)		Value
	ASSET-BACKED SECURITIES – 31.0%
1,500,0001	Arts SPV S.r.l. 10.564% (3-Month Euribor+855 basis points), 11/30/20412,3,4	$1,761,030
1,500,0001	Deutsche Bank AG Series 2025-1X, Class CLN, 11.439% (3-Month Euribor+950 basis points), 10/25/20352,3,4,5	1,767,070
713,8171	Fontwell II Securities 2020 Designated Activity Company Series 2020-1 Z, 14.329% (3-Month SONIA Swap+1,020 basis points), 12/18/20282,3,4	1,096,491
2,000,000	Granville Ltd. Series 25-1X, 10.630% (1-Month Term SOFR+650 basis points), 2/15/20302,3,4	2,000,000
1,657,6001	Gregory SPV S.R.L. Series 32XC, 9.764% (3-Month Euribor+775 basis points), 12/30/20452,3,4	1,947,164
1,667,3281	Landesbank Baden-Wuerttemberg Series LION-6 SNR, 9.666% (3-Month Euribor+765 basis points), 10/30/20362,3,4	1,972,705
996,9991	Lloyds Bank PLC 11.318% (SONIA+735 basis points), 12/16/20302,3,4	1,343,857
645,779	Mespil Securities Series 2021-1, Class B, 15.361% (90-Day SOFR Average+1,000 basis points), 12/8/20312,3,4,6	475,727
1,800,0001	PYMES Magdalena Series 12, Class NOTE, 9.029% (3-Month Euribor+700 basis points), 12/31/20392,3,4,5	2,113,172
851,5201	Series 11, Class NOTE, 8.471% (3-Month Euribor+650 basis points), 7/4/20542,3,4,5	997,232
7,556,9451	Santander Consumer Finance, S.A. Series 2024-1, 8.716% (3-Month STIBOR+665 basis points), 12/25/20342,3,4	800,742
19,890,0001	8.617% (3-Month CIBOR+665 basis points), 6/25/20352,3,4	3,139,180
476,4361	Santander UK PLC Series 2024-2 F, 14.950% (SONIA+0 basis points), 5/22/20342,3,4	651,755
1,000,000	St. Lawrence Corp. Series 2023-1X, Class MEZZ, 14.090% (1-Month Term SOFR+975 basis points), 5/25/20332,3,4,5,6	1,010,690
1,000,000	Standard Chartered Bank 15.075% (3-Month Term SOFR+1,075 basis points), 4/19/20332,3,4	978,910
383,874	U.S. Bancorp Series 2025-SUP1, Class R, 11.856% (30-Day SOFR Average+750 basis points), 2/25/20323,4,5,7	391,935
	TOTAL ASSET-BACKED SECURITIES (Cost $21,379,892)	22,447,660

First Trust Enhanced Private Credit Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2025 (Unaudited)

Principal Amount ($)		Value
	BANK LOANS – 59.2%
416,667	Accuray, Inc. 1.000%, Delay Draw, 6/4/20304,8	$416,581
2,543,750	8.700% Cash, 6.000% PIK, Term Loan (30-Day SOFR Average+1,050 basis points), 6/4/20303,4,9	1,977,087
416,667	1.000%, Delay Draw, 6/4/20304,8	—
1,400,000	C3 Rentals, LLC 12.354%, Term Loan, 4/22/20274,10	1,414,000
8,000,000	Catalyst Brands, LLC 12.405%, Term Loan, 9/16/20304	7,920,000
1,990,000	Connect America.com, LLC 9.796%, Term Loan, 12/31/20284,10	1,950,200
2,000,000	Dorel Industries, Inc 7.940%, Term Loan (30-Day SOFR Average+360 basis points), 9/28/20303,4	1,907,593
2,023,671	Ipsen Group Holding GmbH 7.663% Cash, 7.250% PIK, Term Loan, 7/31/20294,9,10	1,953,855
990,000	Leonard Valve Company, LLC 9.502%, Term Loan (3-Month Term SOFR+550 basis points), 9/30/20273,4	990,000
324,352	Litigation Trust Class A- 1 DIP Interest 0.000% Cash, 10.000% PIK, 12/30/20264,9,10	324,352
420,813	Litigation Trust Class A- 2 DIP Interest 0.000% Cash, 10.000% PIK, 12/30/20264,9,10	420,813
182,292	Minds + Assembly, LLC 0.500%, Revolver, 10/28/20264,8	—
3,292,826	10.049%, Term Loan, 10/28/20264,10	3,279,654
5,000,000	Nephorn Pharmaceuticals Corp. 13.498%, Term Loan, 1/31/20284,10	4,975,000
2,472,221	Progress Lighting, LLC 14.325%, Term Loan, 9/18/20294,10	2,409,179
1,313,484	Riccobene Associates 9.316%, Term Loan, 11/12/20274,10	1,299,036
125,156	8.900%, Delay Draw, 1/10/20284,10	123,779
135,318	0.500%, Revolver, 10/31/20304,8	—
7,382,813	Shryne Group, Inc. 16.000% Cash, 1.000% PIK, Term Loan, 5/26/20264,9,10	7,382,812
310,945	Summit Spine & Joint Centers 1.000%, Delay Draw, 3/18/20284,8	—
9,328	9.077%, Revolver, 3/18/20284,10	9,291
1,028,414	9.077%, Term Loan, 3/18/20284,10	1,024,300
2,994,102	West Side Holdco, LLC 13.354%, Term Loan, 9/3/20274,10	3,113,866
	TOTAL BANK LOANS (Cost $42,674,052)	42,891,398

First Trust Enhanced Private Credit Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS – 4.0%
1,500,000	Fortress Credit Opportunities CLO, LLC Series 2022-19I, Class ER, 12.318% (3-Month Term SOFR+800 basis points), 10/15/20363,5	$1,533,717
	TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $1,500,000)	1,533,717
	PRIVATE INVESTMENT VEHICLES – 7.4%
	PRIVATE COLLATERALIZED LOAN OBLIGATIONS – 7.4%
1,626,800	Fortress Credit Opportunities CLO, LLC Series XXVII, 1/28/20354	1,791,107
499,300	GPG Loan Funding, LLC 4/29/203411	530,289
1,868,562	MCF CLO 12, LLC 2/24/20284	2,082,513
1,266,857	NXT Capital CLO, LLC Series 2026-1, 0.000%, 6/24/20284	1,330,706
951,661	Private Credit Fund C-1 Holdco, LLC Series 2023-1, 7/11/203311	988,800
		6,723,415
	TOTAL PRIVATE INVESTMENT VEHICLES (Cost $6,213,180)	6,723,415
Number of Shares
	WARRANTS – 0.7%
488,088	Accuray, Inc., Expiration Date: December 31, 2028*,4	520,298
	TOTAL WARRANTS (Cost $473,273)	520,298
	SHORT-TERM INVESTMENTS – 3.7%
100,000	Morgan Stanley Institutional Liquidity Fund – Government Portfolio − Institutional Class, 3.98%12	100,000
2,573,802	UMB Bank, Money Market Special II Deposit Investment, 3.94%12	2,573,802
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,673,802)	2,673,802
	TOTAL INVESTMENTS – 106.0% (Cost $74,914,199)	76,790,290
	Liabilities in Excess of Other Assets – (6.0)%	(4,344,978)
	TOTAL NET ASSETS – 100.0%	$72,445,312

First Trust Enhanced Private Credit Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2025 (Unaudited)

CIBOR – Copenhagen Interbank Offered Rate
Euribor – Euro Interbank Offered Rate
LLC – Limited Liability Company
PLC – Public Limited Company
SOFR – Secured Overnight Financing Rate
SONIA – Sterling Overnight Index Average
STIBOR – Stockholm Interbank Offered Rate
* Non-income producing security.
1 Principal Amount denoted in local currency.
2 All or a portion of this investment is a holding of FTEPCF Cayman Sub1 Ltd.
3 Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
4 The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
5 Callable.
6 Foreign security denominated in U.S. Dollars.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $391,935, which represents 0.54% of the total net assets of the Fund.
8 Represents an unfunded loan commitment. The rate disclosed is equal to the commitment fee. The negative cost and/or fair value, if applicable, is due to the discount received in excess of the principal amount of the unfunded commitment.
9 Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.
10 Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
11 Investment valued using net asset value per share as practical expedient.
12 The rate is the annualized seven-day yield at period end.
See accompanying Notes to Consolidated Financial Statements.

First Trust Enhanced Private Credit Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2025 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
	Counterparty	Currency Exchange	Settlement Date	Currency Amount Purchased/ (Sold)	Value at Settlement Date	Value at September 30, 2025	Unrealized Appreciation (Depreciation)
SALE CONTRACTS
Euro	BNP Paribas	EUR per USD	10/14/2025	(4,347,500)	$(5,101,791)	$(5,108,656)	$(6,865)
British Pound	BNP Paribas	GBP per USD	10/14/2025	(4,347,500)	(1,529,210)	(1,523,840)	5,370
Swedish Krona	BNP Paribas	SEK per USD	10/14/2025	(2,948,000)	(454,105)	(458,468)	(4,363)
Euro	BNP Paribas	EUR per USD	11/14/2025	(1,133,000)	(5,111,356)	(5,117,641)	(6,285)
British Pound	BNP Paribas	GBP per USD	11/14/2025	(1,133,000)	(1,529,323)	(1,523,930)	5,393
Swedish Krona	BNP Paribas	SEK per USD	11/14/2025	(4,312,000)	(454,982)	(459,329)	(4,347)
Euro	BNP Paribas	EUR per USD	12/15/2025	(4,312,000)	(3,475,161)	(3,476,484)	(1,323)
TOTAL SALE CONTRACTS					(17,655,928)	(17,668,348)	(12,420)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(17,655,928)	$(17,668,348)	$(12,420)
EUR – Euro
GBP – British Pound
SEK – Swedish Krona
USD – United States Dollar
See accompanying Notes to Consolidated Financial Statements.

First Trust Enhanced Private Credit Fund
CONSOLIDATED PORTFOLIO COMPOSITION
As of September 30, 2025 (Unaudited)

Country of Investment	Value	Percent of Total Net Assets
Denmark	$3,139,180	4.3%
European Union	7,447,969	10.2%
Spain	3,110,404	4.3%
Sweden	800,742	1.1%
United Kingdom	3,092,103	4.3%
United States	59,199,892	81.8%
Total Investments	76,790,290	106.0%
Liabilities in Excess of Other Assets	(4,344,978)	(6.0)%
Total Net Assets	$72,445,312	100.0%
See accompanying Notes to Consolidated Financial Statements.

First Trust Enhanced Private Credit Fund
CONSOLIDATED SUMMARY OF INVESTMENTS
As of September 30, 2025 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Asset-Backed Securities	31.0%
Bank Loans	59.2%
Collateralized Loan Obligations	4.0%
Private Investment Vehicles
Private Collateralized Loan Obligations	7.4%
Warrants	0.7%
Short-Term Investments	3.7%
Total Investments	106.0%
Liabilities in Excess of Other Assets	(6.0)%
Total Net Assets	100.0%
See accompanying Notes to Consolidated Financial Statements.

First Trust Enhanced Private Credit Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
As of September 30, 2025 (Unaudited)

Assets:
Investments, at value (cost $74,914,199)	$76,790,290
Unrealized appreciation on forward foreign currency exchange contracts	10,763
Cash denominated in foreign currency, at value (cost $3,132)	3,308
Cash	212,750
Receivables:
Interest	634,114
Fund shares sold	311,073
Paydowns	38,993
Investment securities sold	8,751
Deferred offering costs (Note 2)	29,682
Prepaid expenses	968
Total Assets	78,040,692
Liabilities:
Line of credit payable (Note 12)	2,000,000
Unrealized depreciation on forward foreign currency exchange contracts	23,183
Payables:
Subscriptions received in advance	1,407,000
Dividend	729,210
Incentive Fees	685,743
Investment securities purchased	416,667
Management Fees	176,367
Legal fees	77,956
Audit fees	30,163
Tax services fees	17,966
Fund services expense	13,463
Chief Compliance Officer fees	5,478
Trustees’ fees and expenses	4,728
Shareholder reporting fees	2,561
Pricing and research expense	1,139
Unused line of credit fees (Note 12)	633
Accrued other expenses	3,123
Total Liabilities	5,595,380
Commitments and contingenices (Note 3 and Note 11)
Net Assets	$72,445,312
Components of Net Assets:
Paid-in capital (par value of $0.001 per share with an unlimited number of shares authorized)	$72,909,368
Total distributable earnings (accumulated deficit)	(464,056)
Net Assets	$72,445,312
Maximum Offering Price per Share:
Net assets applicable to shares outstanding	$72,445,312
Shares of beneficial interest issued and outstanding	2,996,538
Offering and redemption price per share	$24.18
See accompanying Notes to Consolidated Financial Statements.

First Trust Enhanced Private Credit Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Six Months Ended September 30, 2025 (Unaudited)

Investment Income:
Interest	$4,108,167
Total investment income	4,108,167
Expenses:
Incentive Fees	549,393
Management Fees (Note 3)	339,940
Legal fees	105,343
Pricing and research expense	51,758
Fund services expense	34,142
Shareholder reporting fees	26,754
Audit fees	25,163
Trustees’ fees and expenses	22,228
Chief Compliance Officer fees	10,878
Tax services fees	9,967
Registration fees	3,422
Offering costs (Note 2)	3,199
Insurance fees	2,135
Miscellaneous	877
Registration fees	841
Interest expense (Note 12)	772
Unused line of credit fees (Note 12)	633
Total expenses	1,187,445
Management Fees waived	(163,573)
Net expenses	1,023,872
Net investment income (loss)	3,084,295
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	51,550
Forward foreign currency exchange contracts	(931,358)
Foreign currency transactions	49,712
Net realized gain (loss)	(830,096)
Net change in unrealized appreciation/depreciation on:
Investments	1,125,212
Forward foreign currency exchange contracts	312,999
Foreign currency translations	(677)
Net change in unrealized appreciation/depreciation	1,437,534
Net realized and unrealized gain (loss)	607,438
Net Increase (Decrease) in Net Assets from Operations	$3,691,733
See accompanying Notes to Consolidated Financial Statements.

First Trust Enhanced Private Credit Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months Ended September 30, 2025 (Unaudited)	For the Period July 1, 2024* Through March 31, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$3,084,295	$2,382,618
Net realized gain (loss) on investments, forward foreign currency exchange contracts and foreign currency transactions	(830,096)	162,098
Net change in unrealized appreciation/depreciation on investments, forward foreign currency exchange contracts and foreign currency translations	1,437,534	428,742
Net increase (decrease) in net assets from operations	3,691,733	2,973,458
Distributions to Shareholders:
From net investment income	(4,115,223)	(3,023,620)
From return of capital	—	(991,981)
Total distributions to shareholders	(4,115,223)	(4,015,601)
Capital Transactions:
Net proceeds from shares sold	17,548,500	54,754,000
Reinvestment of distributions	1,891,237	2,066,116
Cost of shares redeemed	(2,348,908)	—
Net increase (decrease) in net assets from capital transactions	17,090,829	56,820,116
Total increase (decrease) in net assets	16,667,339	55,777,973
Net Assets:
Beginning of period	55,777,973	—
End of period	$72,445,312	$55,777,973
Capital Share Transactions:
Shares sold	722,436	2,208,854
Shares reinvested	78,014	84,377
Shares redeemed	(97,143)	—
Net increase (decrease) in capital share transactions	703,307	2,293,231

* Commencement of operations.
See accompanying Notes to Consolidated Financial Statements.

First Trust Enhanced Private Credit Fund
CONSOLIDATED STATEMENT OF CASH FLOWS
For the Six Months Ended September 30, 2025 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used in) operating activities:
Net increase in net assets from operations	$3,691,733
Adjustments to reconcile net increase (decrease) in net assets from operations net cash provided by (used in) operating activities:
Purchases of long-term portfolio investments	(35,664,975)
Sales from long-term portfolio investments	16,236,302
Change in short-term investments, net	4,663,367
Net amortization on investments	(75,063)
Net realized gain (loss)	(148,050)
Net change in unrealized appreciation/depreciation	(1,438,211)
Return of capital dividends received	6,250
(Increase)/Decrease in operating assets:
Interest	357,934
Paydowns	(38,993)
Prepaid offering costs	(26,483)
Investments securities sold	903
Prepaid expenses	1,843
Increase/(Decrease) in operating liabilities:
Dividends	170,316
Incentive Fees	549,394
Investments purchased	416,667
Management Fees	176,367
Legal fees	16,631
Audit fees	(19,837)
Tax services fees	1,966
Fund services expense	308
Chief Compliance Officer fees	3,678
Trustees’ fees and expenses	(10,272)
Accrued other fees	2,123
Shareholder reporting fees	(4,239)
Pricing and research fees	(16,225)
Unused line of credit fees	633
Net cash provided by (used in) operating activities	(11,145,933)
Cash flows provided by (used in) financing activities:
Proceeds from shares sold	13,898,335
Payments for fund shares repurchased	(2,348,908)
Dividends paid to shareholders, net of reinvestments	(2,223,986)
Draw on line of credit	2,000,000
Net cash provided by (used in) financing activities	11,325,441
Net Increase (Decrease) in cash	179,508
Cash, cash deposited with broker and foreign currency:
Beginning of period balances:
Cash	34,443
Cash denominated in foreign currency, at value	2,107
Total beginning of period balances	36,550
End of period balances:
Cash	212,750
Cash denominated in foreign currency, at value	3,308
Total end of period balances	$216,058
Supplemental disclosure of non-cash activities:
Reinvested dividends	$1,891,237
Supplemental disclosure of cash flow information:
Interest paid	$139
See accompanying Notes to Consolidated Financial Statements.

First Trust Enhanced Private Credit Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout the period.
	For the Six Months Ended September 30, 2025 (Unaudited)	For the Period July 1, 2024* Through March 31, 2025
Net asset value, beginning of period	$24.32	$25.00
Income from Investment Operations:
Net investment income (loss)1	1.10	1.59
Net realized and unrealized gain (loss)	0.23	0.33
Total from investment operations	1.33	1.92
Less Distributions:
From net investment income	(1.47)	(1.74)
Return of capital	—	(0.86)
Total distributions	(1.47)	(2.60)
Net asset value, end of period	$24.18	$24.32
Total return2	5.61%3	8.08%3
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$72,445	$55,778
Ratio of expenses to average net assets:4
Before fees waived and expenses absorbed	3.50%5	4.47%5
After fees waived and expenses absorbed	3.02%5,6	3.47%5,6
Ratio of net investment income to average net assets:4
Before fees waived and expenses absorbed	8.60%5	7.65%5
After fees waived and expenses absorbed	9.08%5,6	8.65%5,6
Ratio of expenses to average net assets: (excluding Incentive Fees)4
Before fees waived and expenses absorbed	1.88%5	2.80%5
After fees waived and expenses absorbed	1.39%5,6	1.80%5,6
Ratio of net investment income to average net assets: (excluding Incentive Fees)4
Before fees waived and expenses absorbed	10.22%5	9.32%5
After fees waived and expenses absorbed	10.70%5,6	10.32%5,6
Portfolio turnover rate	26%3	39%3
Senior Securities
Total borrowings (000’s) omitted)	$2,000	$—
Asset coverage per $1,000 unit of senior indebtedness7	$37,223	$—

* Commencement of operations.
1 Based on average shares outstanding during the period.
2 Total returns would have been lower had expenses not been waived or absorbed by the investment adviser. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
See accompanying Notes to Consolidated Financial Statements.

First Trust Enhanced Private Credit Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS — Continued

3 Not annualized.
4 If interest expense and unused line of credit fees had been excluded, the expense ratios would have remained the same.
5 Annualized.
6 The Investment Adviser voluntarily waived its Management Fees through June 30, 2025. Amounts include the impact of this voluntary waiver. See Note 3 for more information.
7 Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.
See accompanying Notes to Consolidated Financial Statements.

First Trust Enhanced Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
September 30, 2025 (Unaudited)

Note 1 — Organization
First Trust Enhanced Private Credit Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund operates under an Agreement and Declaration of Trust dated April 10, 2024 (the “Declaration of Trust”). First Trust Capital Management L.P. (the “Investment Adviser”) serves as the investment adviser to the Fund. The Investment Adviser is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund intends to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”).
The Fund’s investment objective is to achieve total return through income and capital appreciation. The Fund seeks to achieve its investment objective by investing across the full spectrum of structured and private credit, in which the focus of the Fund will be to offer exposure to both bank syndicated and non-bank originated debt instruments. Under normal market conditions, the Fund seeks to achieve its investment objective by allocating at least 80% of its net assets, plus the amount of any borrowings for investment purposes, to a portfolio of private credit instruments.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services — Investment Companies.
(a) Consolidation of Subsidiary
The Fund may make investments through its subsidiary, FTEPCF Cayman Sub1 Ltd., a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands. The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets, Consolidated Statement of Cash Flows and Consolidated Financial Highlights of the Fund include the accounts of FTEPCF Cayman Sub1 Ltd. All inter-company accounts and transactions have been eliminated in consolidation. FTEPCF Cayman Sub1 Ltd. is advised by the Investment Adviser and acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and statement of additional information. As of September 30, 2025, the net assets of FTEPCF Cayman Sub1 Ltd. were $22,449,162, representing 30.99% of the Fund’s consolidated total net assets.
FTEPCF Cayman Sub1 Ltd. is an exempted company incorporated in the Cayman Islands with limited liability. It has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. The subsidiary has elected to be disregarded as an entity separate from the Fund for U.S. federal income tax purposes.
Note 2 — Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its Consolidated Financial Statements. The preparation of Consolidated Financial Statements in conformity with generally accepted accounting principles in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Consolidated Financial Statements. Actual results could differ from these estimates.
(a) Valuation of Investments
UMB Fund Services, Inc. (“UMBFS”), the Fund’s administrator, calculates the Fund’s net asset value (“NAV”) as of the close of business on the last day of each month and at such other times as the

First Trust Enhanced Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

Fund’s Board of Trustees (the “Board,” and the members thereof, the “Trustees”) may determine, including in connection with repurchases of Fund shares (“Shares”), in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board (each, a “Determination Date”).
For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the Investment Adviser as the valuation designee (in such capacity, the “Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Adviser carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.
The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets by utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.
Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant Determination Date. If no sale or official closing price of particular securities is reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant Determination Date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time NAV is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Valuation Designee not to reflect the fair value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant Determination Date at the time NAV is determined.
Fixed-income securities, except for private debt investments discussed below, with a remaining maturity of sixty (60) days or more, will normally be valued according to dealer-supplied mean quotations or mean quotations from a recognized pricing service. Fixed-income securities for which market quotations are unavailable or are believed by the Valuation Designee not to reflect fair value will be valued based upon broker-supplied quotations provided that if such quotations are unavailable or are believed by the Valuation Designee not to reflect fair value, such fixed-income securities will be valued using valuation models that take into account spread and daily yield changes on government securities in the appropriate market (e.g., matrix pricing). High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of sixty (60) days or less are valued at amortized cost.

First Trust Enhanced Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

The Valuation Designee will evaluate each private debt investment’s fair value based on numerous factors, including but not limited to, changes in credit risk, construction risk, the financial strength of the borrower and the debt instrument’s spread to U.S. Treasuries. The Fund will also engage qualified external valuation consultants to provide valuation information, typically on a quarterly basis, but at least semi-annually. The Fund will generally value any private debt investments at the lesser of their amortized cost or the mid-point of any valuation range as provided by a qualified external valuation consultant. In certain circumstances, the Valuation Designee may determine that this amount does not represent the fair value of the private debt investment based on current market conditions. In such an instance, the Valuation Designee will fair value the investment using another methodology. In its fair valuation assessment process, the Valuation Designee may consider any information it deems appropriate including from external valuation consultants.
The Fund values its investments in private investment funds (generally private funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the Investment Company Act) at the value determined by each private investment fund in accordance with such private investment fund’s valuation policies and reported at the time of the Fund’s valuation. The Fund will determine the fair value of such private investment fund based on the most recent final or estimated value reported by the private investment fund, as well as any other relevant information available at the time the Fund values its portfolio. A substantial amount of time may elapse between the pricing of Fund assets and the receipt of valuation information from the underlying manager of a private investment fund. Where deemed appropriate by the Valuation Designee and consistent with the Investment Company Act, investments in private investment funds may be valued at cost. Cost will be used only when cost is determined to best approximate the fair value of the particular private investment fund under consideration.
The Fund will generally value shares of open-end and closed-end investment companies that do not trade on one or more of the U.S. national securities exchanges at their respective NAVs.
Warrants for which market quotations are not readily available will be fair valued based on the underlying investment. The Fund will engage qualified external valuation consultants to provide valuation information, typically on a quarterly basis, but at least semiannually. The Fund will generally value warrants at the mid-point of any valuation range as provided by a qualified external valuation consultant. In certain circumstances, the Valuation Designee may determine that this amount does not represent the fair value of the warrant based on current market conditions. In such an instance, the Valuation Designee will fair value the investment using another methodology. In its fair valuation assessment process, the Valuation Designee may consider any information it deems appropriate including from external valuation consultants.
Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.
Investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s NAV if the judgments regarding appropriate valuations should prove incorrect.

First Trust Enhanced Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.
The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gains or losses from investments and foreign currency.
Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.
(c) Private Investment Funds
The Fund may invest in private investment funds (i.e., investment funds that would be investment companies but for the exemptions under Section 3(c)(1) or 3(c)(7) of the Investment Company Act) that invest or trade in a wide range of securities. When the Fund invests in securities issued by private investment funds, it will bear its pro rata portion of the private investment funds’ expenses. These expenses are in addition to the direct expenses of the Fund’s own operations, thereby increasing indirect costs and potentially reducing returns to Fund shareholders (“Shareholders”). A private investment fund in which the Fund invests has its own investment risks, and those risks can affect the value of such private investment fund’s shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of a private investment fund will be achieved. A private investment fund may change its investment objective or policies without the Fund’s approval, which could force the Fund to withdraw its investment from such private investment fund at a time that is unfavorable to the Fund. In addition, one private investment fund may buy the same securities that another private investment fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.
(d) Forward Foreign Currency Exchange Contracts
The Fund may enter into forward foreign currency exchange contracts (“Forward Contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, which are subject to the risk of foreign exchange rate fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on Forward Contracts. The Fund records realized gains or losses at the time the Forward Contract is settled. Counter parties to these Forward Contracts are major U.S. financial institutions.
(e) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income and expense is recorded net of applicable withholding taxes on the ex-dividend date and interest income and expense, including where applicable, accretion of discount and amortization of premium on investments, is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are

First Trust Enhanced Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

disclosed in the Consolidated Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Some or all of the interest payments of a loan or preferred equity may be structured in the form of paid-in-kind (“PIK”), which accrues to cost and principal on a current basis but is generally not paid in cash until maturity or some other determined payment date. Interest payments structured in the form of PIK are subject to the risk that a borrower could default when actual cash interest or principal payments are due.
(f) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Code applicable to RICs and to distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income, if any, for the year. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for Consolidated Financial Statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.
ASC 740 Income Taxes, (“ASC 740”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the consolidated financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations.
ASC 740 requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the Internal Revenue Service statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. For the period from the commencement of the Fund’s operations on July 1, 2024 through March 31, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(g) Distributions to Shareholders
The Fund intends to make monthly distributions to Shareholders equal to 12% annually of the Fund’s NAV per Share (the “Distribution Policy”). This predetermined dividend rate may be modified by the Board from time to time, and may be increased to the extent of the Fund’s investment company taxable income that it is required to distribute in order to maintain its status as a RIC. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income expense and gain (loss) items for Consolidated Financial Statement and tax purposes.
For financial reporting purposes, dividends and distributions to Shareholders are recorded on the ex-date. If, for any distribution, available cash is less than the amount of this predetermined dividend rate, then assets of the Fund will be sold and such disposition may generate additional taxable income.

First Trust Enhanced Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

The Fund’s final distribution for each calendar year will include any remaining investment company taxable income and net tax-exempt income undistributed during the year, as well as the remaining net capital gain realized during the year. If the total distributions made in any calendar year exceed investment company taxable income, net tax-exempt income and net capital gains, such excess amount distributed would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Payments in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in the Shares. After such adjusted tax basis is reduced to zero, the payment would constitute capital gain (assuming the Shares are held as capital assets). The Distribution Policy may, under certain circumstances, have certain adverse consequences to the Fund and Shareholders because it may result in a return of capital resulting in less of a Shareholder’s assets being invested in the Fund and, over time, increase the Fund’s expense ratio. The Distribution Policy also may cause the Fund to sell a security at a time it would not otherwise do so in order to manage the distribution of income and gain.
A Shareholder whose Shares are registered in their own name will automatically be a participant under the Fund’s dividend reinvestment program (the “DRIP”) and have all income dividends and/or capital gains distributions automatically reinvested in Shares unless such Shareholder, at any time, specifically elects to receive income dividends and/or capital gains distributions in cash.
(h) Organizational and Offering Costs
Organizational costs consist of the costs of forming the Fund, drafting of bylaws, administration, custody and transfer agency agreements and legal services in connection with the initial meeting of the Board. Offering costs consist of the costs of preparation, review and filing with the SEC the Fund’s registration statement, the costs of preparation, review and filing of any associated marketing or similar materials, the costs associated with the printing, mailing or other distribution of the Private Placement Memorandum, Statement of Additional Information and/or marketing materials and the amounts of associated filing fees and legal fees associated with the offering. The aggregate amount of the organizational costs and offering costs reflected in the Consolidated Statement of Operations are $0 and $3,199, respectively.
Organizational costs are expensed as they are incurred. Offering costs are amortized to expense over twelve months on a straight-line basis.
(i) Segments
The Fund has adopted Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segments Disclosures (“ASU 2023-07”). An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance and has discrete financial information available. The Fund’s President acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of the Fund’s single investment objective which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s consolidated financial statements. The total return and performance is reflected within the accompanying Consolidated Financial Highlights. Segment assets are reflected on the accompanying Consolidated Statement of Assets and Liabilities as “total assets” and segment expenses are listed on the accompanying Consolidated Statement of Operations.

First Trust Enhanced Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

Note 3 — Investment Advisory and Other Agreements and Activity with Affiliates
The Fund has entered into an investment advisory agreement (the “Agreement”) with the Investment Adviser. Pursuant to the Agreement, the Fund has agreed to pay the Investment Adviser a monthly fee, in arrears, equal to 1.00% on an annualized basis of the Fund’s net assets determined as of month-end (the “Management Fee”), subject to certain adjustments. The Investment Adviser voluntarily waived its Management Fees through June 30, 2025. The Investment Adviser terminated this voluntary reduction effective July 1, 2025. The Investment Adviser will not seek recoupment of Management Fees it waived pursuant to this voluntary waiver. For the six months ended September 30, 2025, the Investment Adviser voluntarily waived its Management Fees totaling $163,573.
Under the terms of the Agreement, the Fund also pays the Investment Adviser an incentive fee (the “Incentive Fee”). The Incentive Fee is calculated and payable monthly in arrears in an amount equal to 15.0% of the Fund’s realized “Pre-Incentive Fee Net Investment Income” for the immediately preceding month, subject to the Hurdle Rate, defined and described below. “Pre-Incentive Fee Net Investment Income” is defined as interest income, dividend income and any other income (including any other fees, such as commitment, origination, structuring, diligence and consulting fees that the Fund (or its wholly-owned subsidiary) receives from portfolio companies) accrued during the calendar month, minus the Fund’s operating expenses for the month (including the Management Fee, expenses and fees payable to UMBFS, any interest expense and dividends paid on any issued and outstanding preferred Shares and credit agreements, but excluding the Incentive Fee and any shareholder servicing and/or distribution fees). Pre-Incentive Fee Net Investment Income includes, in the case of investments with a deferred interest feature, accrued income that the Fund has not yet received in cash. Pre-Incentive Fee Net Investment Income does not include any realized capital gains, realized capital losses or unrealized appreciation or depreciation. The Incentive Fee attributable to Pre-Incentive Fee Net Investment Income that is paid to the Investment Adviser in a given month may be calculated on the basis of an amount that is greater than the amount of net investment income actually received by the Fund for such month. Payment of the Incentive Fee shall be subject to a Hurdle Rate, expressed as a rate of return on the Fund’s net assets equal to 0.42% per month (or an annualized Hurdle Rate of 5%) (the “Hurdle Rate”), subject to a “catch up” feature. For purposes of the Incentive Fee, net assets shall be calculated for the relevant month as the NAV of the fund as of the first business day of each month. No Incentive Fee is payable to the Investment Adviser on capital gains whether realized or unrealized.
The portion of such Incentive Fee that is attributable to deferred interest (such as PIK interest or original issue discount) will be paid to the Investment Adviser, without interest, only if and to the extent the Fund actually receives such deferred interest in cash, and any accrual will be reversed if and to the extent such interest is reversed in connection with any write-off or similar treatment of the investment giving rise to any deferred interest accrual. Any reversal of such amounts would reduce net income for the month by the net amount of the reversal (after taking into account the reversal of Incentive Fees payable) and would result in a reduction of the Incentive Fees for such month. No Incentive Fee is payable to the Investment Adviser on capital gains, whether realized or unrealized. In addition, the amount of the Incentive Fee is not affected by any realized or unrealized losses that the Fund may suffer. For the six months ended September 30, 2025, the Investment Adviser earned Incentive Fees totaling $549,393. The voluntary waiver of Investment Management Fees may help the Investment Adviser achieve the Hurdle Rate and collect the Incentive Fee.
The Investment Adviser has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Adviser has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the total annual expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, Incentive Fees, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses

First Trust Enhanced Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

incurred in connection with any merger or reorganization and extraordinary expenses, such as litigation expenses) do not exceed 2.00% of the average daily net assets of the Fund (the “Expense Limit”). For a period not to exceed three years from the date on which a Waiver is made, the Investment Adviser may recoup amounts waived or assumed, provided they are able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (i) the Expense Limit in effect at the time of the waiver and (ii) the Expense Limit in effect at the time of the recoupment. The initial term of the Expense Limitation and Reimbursement Agreement was through April 25, 2025. Thereafter, the Expense Limitation and Reimbursement Agreement will automatically renew for consecutive one-year terms unless terminated by the Fund or the Investment Adviser upon 30 days’ advance written notice. Because taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, Incentive Fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses are excluded from the Expense Limit, total annual expenses (after fee waivers and expense reimbursements) are expected to exceed 2.00%.
First Trust Portfolios L.P., an affiliate of the Investment Adviser, currently serves as the Fund’s distributor. UMBFS serves as the Fund’s fund accountant, transfer agent and administrator; and UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.
A Trustee and certain officers of the Fund are employees of UMBFS. The Fund does not compensate Trustees and officers affiliated with UMBFS or the Investment Adviser. For the six months ended September 30, 2025, the Fund’s fees incurred for Trustees are reported on the Consolidated Statement of Operations.
Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s fees incurred for CCO services for the six months ended September 30, 2025 are reported on the Consolidated Statement of Operations.
Note 4 — Federal Income Taxes
The Fund intends to elect to be treated and qualify as a RIC for federal income tax purposes. As a RIC, the Fund will generally not be subject to federal corporate income tax, provided that it distributes out all of its income and gains each year.
At September 30, 2025, gross unrealized appreciation and depreciation of based on cost for federal income tax purposes, were as follows:
Cost of investments	$74,622,472
Gross unrealized appreciation	$2,466,483
Gross unrealized depreciation	(298,665)
Net unrealized appreciation on investments	$2,167,818
The difference between cost amounts for Consolidated Financial Statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in securities transactions.
GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the year ended March 31, 2025, permanent differences in book and tax accounting have been reclassified as follows:
Increase (Decrease)
Paid-in Capital	Total Accumulated Deficit
$(9,596)	$9,596

First Trust Enhanced Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

As of March 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:
Undistributed ordinary income	$—
Undistributed long-term capital gains	—
Accumulated capital and other losses	(202,141)
Unrealized appreciation/(depreciation) on investments	720,469
Other temporary differences	(558,894)
Total accumulated earnings/(deficit)	$(40,566)
The tax character of distributions paid during the period from the commencement of July 1, 2024 through March 31, 2025 were as follows:
Distribution paid from:	2025
Ordinary income	$3,023,620
Net long-term capital gains	—
Tax return of capital	991,981
Total taxable distributions	$4,015,601
As of March 31, 2025, the Fund had $35,375 in short-term and $0 in long-term net capital loss carryover. As of March 31, 2025, $166,766 of qualified late-year ordinary losses are deferred until fiscal year 2026 for tax purposes. Net late-year losses that are deferred are deemed to arise on the first day of the next taxable year.
Note 5 — Investment Transactions
For the six months ended September 30, 2025, purchases and sales of investments, excluding short-term investments, were $35,664,975 and $16,236,302, respectively.
Note 6 — Indemnifications
In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.
Note 7 — Repurchase of Shares
At the discretion of the Board and provided that it is in the best interests of the Fund and Shareholders to do so, the Fund intends to provide a limited degree of liquidity to Shareholders by conducting tender offers every six months occurring on the last business day of June and December. In each tender offer, the Fund may offer to repurchase its Shares at their NAV as determined as of the relevant valuation date. Each tender offer will be for an amount up to 3.5% of the Fund’s Shares outstanding. If the number of Shares tendered for repurchase exceeds the number the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of Shares tendered. In such event, Shareholders will have their Shares repurchased on a pro rata basis, and tendering Shareholders will not have all of their tendered Shares repurchased by the Fund. Repurchases will be made at such times and on such terms as maybe determined by the Board, in its sole discretion. However, no assurance can be given that repurchases will occur or that any Shares properly tendered will be repurchased by the Fund. The Fund may choose not to conduct a tender offer of its outstanding Shares or may choose to conduct a tender offer for less than 3.5% of its outstanding Shares. Investors may not have access to the money invested in the Fund for an indefinite time.

First Trust Enhanced Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

The results of the repurchase offers conducted during the six months ended September 30, 2025, are as follows:
Repurchase Offer
Commencement Date	May 16, 2025
Repurchase Request Date	June 30, 2025
Repurchase Pricing Date	June 30, 2025
Net Asset Value as of Repurchase Pricing Date	$24.28
Amount Repurchased	$2,348,908
Percentage of Outstanding Shares Repurchased	3.47%
Note 8 — Fair Value Measurements and Disclosure
ASC 820, Fair Value Measurement (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement.
Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:
•
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.
In accordance with ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), investments valued at the NAV as practical expedient are not included in the fair value hierarchy. As such, investments in Private Collateralized Loan Obligations with a fair value of $1,519,089 are excluded from the fair value hierarchy as of September 30, 2025.

First Trust Enhanced Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy as of September 30, 2025:
	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$—	$—	$22,447,660	$22,447,660
Bank Loans	—	—	42,891,398	42,891,398
Collateralized Loan Obligations	—	1,533,717	—	1,533,717
Private Collateralized Loan Obligations	—	—	5,204,326	5,204,326
Warrants	—	520,298	—	520,298
Short-Term Investments	2,673,802	—	—	2,673,802
Subtotal	$2,673,802	$2,054,015	$70,543,384	$75,271,201
Private Investment Vehicles
Private Collateralized Loan Obligations				1,519,089
Total Investments				$76,790,290
Other Financial Instruments
Forward foreign currency contracts**	$—	$10,763	$—	$10,763
Total Assets	$2,673,802	$2,064,778	$70,543,384	$76,801,053
Liabilities
Other Financial Instruments**
Forward foreign currency contracts	$—	$23,183	$—	$23,183
Total Other Financial Instruments	$—	$23,183	$—	$23,183
Total Liabilities	$—	$23,183	$—	$23,183

** Forward foreign currency exchange contracts are valued at the unrealized appreciation/(depreciation) on the instrument.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:
	Asset-Backed Securities	Bank Loans	Private Collateralized Loan Obligations
Balance as of March 31, 2025	$—	$28,894,483	$—
Transfers into Level 3	13,667,209	—	3,873,620
Transfers out Level 3	—	—	—
Net gains (losses) for the period	—	1,030,490	—
Purchases	8,780,451	12,966,425	1,330,706
Sales	—	—	—
Balance as of September 30, 2025	$22,447,660	$42,891,398	$5,204,326
Change in unrealized gains (losses) for the period for assets held at the end of the reporting period	$(844,422)	$486,582	$(389,628)

First Trust Enhanced Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2025:
Investments	Fair Value	Valuation Technique(s)	Unobservable Inputs	Range of Input	Weighted average	Impact on Valuation from an Increase in Input
Asset-Backed Securities	$11,855,011	Discounted Cash Flow	Discount Margin, Discount Rate	6.25% - 8.37%, 0.10% - 0.85%	7.18%, 0.57%	Decrease
	10,592,649	Discounted Cash Flow	Discount Margin, Discount Rate, Correlation, Weighted Average Pool Credit Spread	4.45% - 9.67%, 0.10% - 3.75%, 50%, 49 - 176	6.94%, 0.73%, 50%, 106	Decrease
Bank Loans	25,376,307	Discounted Cash Flow	Discount Rates	12.50% - 15.50%	14.80%	Decrease
	5,736,060	Income Approach	Market Yield	7.75% - 9.25%	8.60%	Increase
	3,859,031	Liquidation Approach	Expected Sale Proceeds	N/A	N/A	Increase
	7,920,000	Transaction Price	Transaction Price	N/A	N/A	Increase
Private Investment Vehicles	5,204,326	Discounted Cash Flow	Discount Rates	18.20% - 21.70%	20.46%	Decrease
Note 9 — Derivatives and Hedging Disclosures
ASC 815, Derivatives and Hedging (“ASC 815”) requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.
The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations are presented in the tables below. The fair values of derivative instruments as of September 30, 2025, by risk category are as follows:
	Derivatives not designated as hedging instruments
	Forward Foreign Currency Exchange Contracts	Total
Liabilities
Foreign currency	$12,420	$12,420
	$12,420	$12,420
The effects of derivative instruments on the Consolidated Statement of Operations for the six months ended September 30, 2025, by risk exposure are as follows:
	Derivatives not designated as hedging instruments
	Forward Foreign Currency Exchange Contracts	Total
Realized Gain (Loss) on Derivatives
Foreign exchange	$(931,358)	$(931,358)
	$(931,358)	$(931,358)

First Trust Enhanced Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

	Derivatives not designated as hedging instruments
	Forward Foreign Currency Exchange Contracts	Total
Net Change in Unrealized Appreciation/Depreciation on Derivatives
Foreign exchange	$312,999	$312,999
	$312,999	$312,999
The notional amount and the number of contracts as of September 30, 2025 are included on the Consolidated Schedule of Investments. The quarterly average volumes of derivative instruments for the period ended September 30, 2025 are as follows:
Derivatives not designated as hedging instruments
Forward Foreign Currency Exchange Contracts	Notional amount	$(14,296,650)
Note 10 — Disclosures about Offsetting Assets and Liabilities
ASU 2011-11, Disclosures about Offsetting Assets and Liabilities, requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.
The Fund mitigates credit risk with respect to over-the-counter (“OTC”) derivative counterparties through credit support annexes included with International Swaps and Derivatives Association (“ISDA”) Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.
The Fund’s Consolidated Statement of Assets and Liabilities presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts within the Consolidated Statement of Assets and Liabilities to present below. Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the Consolidated Statement of Assets and Liabilities and net amounts are presented below:
	Counterparty	Gross Amounts Recognized in Consolidated Statement of Assets and Liabilities	Amounts Not Offset in Consolidated Statement of Assets and Liabilities
			Financial Instruments*	Cash Collateral**	Net Amount
Forward foreign currency exchange contracts − Liabilities	BNP Paribas	$12,420	$—	$—	$12,420

* Amounts relate to Master Netting Agreements and collateral agreements (for example, ISDA) which have been determined by the Investment Adviser to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.
** Amounts relate to Master Netting Agreements and collateral agreements which have been determined by the Investment Adviser to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Consolidated Statement of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

First Trust Enhanced Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

Note 11 — Commitments
Bank Loans and Collateralized Loan Obligations may be structured to be fully funded at the time of investment or include unfunded investment commitments, which are contractual obligations for future funding. The potential investment commitments are noted as “Commitments and contingencies” as reported on the Consolidated Statement of Assets and Liabilities. The unfunded investment commitments outstanding as of September 30, 2025, are as follows:
Unfunded Commitment
Bank Loans
Accuray, Inc.	$416,667
Minds + Assembly, LLC	182,292
Riccobene Associates	135,318
Summit Spine & Joint Centers	310,945
Total Unfunded Commitments	$1,045,222
Note 12 — Credit Agreement
The Fund, as the borrower, has entered into a credit agreement (the “Credit Agreement”), with TriState Capital Bank as the lender. The Credit Agreement establishes a commitment by the lender to make revolving loans to the Fund in an aggregate principal amount not in excess of $5,000,000, which may be increased from time to time upon mutual agreement by the parties. The expiration date of the Credit Agreement is January 21, 2026. In connection with the Credit Agreement, the Fund has made certain customary representations and warranties and is required to comply with various customary covenants, reporting requirements and other requirements including maintaining a loan to value ratio of 3 to 1 at any time. The Credit Agreement contains events of default customary for similar financing transactions, including: (i) the failure to make principal, interest or other payments when due after the applicable grace period; (ii) the insolvency or bankruptcy of the Fund; or (iii) a change of management of the Fund. Upon the occurrence and during the continuation of an event of default, the lender may declare the outstanding advances and all other obligations under the Credit Agreement immediately due and payable. The Fund’s obligations to the lender under the Credit Agreement are secured by a first-priority security interest in substantially all of the assets of the Fund.
For the six months ended September 30, 2025, the Fund incurred a cost related to the setup and maintenance of the Credit Agreement as reported on the Consolidated Statement of Operations. The average interest rate, average daily loan balance, maximum outstanding and amount recorded as interest expense for the 1 day the Fund had outstanding borrowings were 6.77%, $2,000,000, $2,000,000, and $371, respectively. As of September 30, 2025, the Fund had $2,000,000 in outstanding borrowings.
Note 13 — Risk Factors
An investment in the Fund involves various risks. The Fund allocates assets to investment funds that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity, fixed income, commodity and currency markets, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counterparty defaults.
No guarantee or representation is made that the investment program will be successful.

First Trust Enhanced Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability, recessions or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.
Note 14 — Events Subsequent to the Period End
In preparing these Consolidated Financial Statements, management has evaluated subsequent events through the date of issuance of the Consolidated Financial Statements included herein. There have been no subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the Consolidated Financial Statements.

First Trust Enhanced Private Credit Fund
FUND INFORMATION
September 30, 2025 (Unaudited)

CUSIP
First Trust Enhanced Private Credit Fund	33744J100
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Form N-PORT is available on the SEC website at www.sec.gov or without charge and upon request by calling the Fund at (877) 779-1999.
Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (877) 779-1999 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.
Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 779-1999 or on the SEC website at www.sec.gov.
First Trust Enhanced Private Credit Fund
235 West Galena Street
Milwaukee, WI 53212
Toll Free: (877) 779-1999

First Trust Enhanced Private Credit Fund
PRIVACY POLICY
(Unaudited)

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
•
Social Security number

•
account balances

•
account transactions

•
transaction history

•
wire transfer instructions

•
checking account information

Even when you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

First Trust Enhanced Private Credit Fund
PRIVACY POLICY — Continued
(Unaudited)

What we do
How does the Fund protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?
We collect your personal information, for example, when you
•
open an account

•
provide account information

•
give us your contact information

•
make a wire transfer

•
tell us where to send money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
•
sharing for affiliates’ everyday business purposes – information about your creditworthiness

•
sharing for affiliates from using your information to market to you

•
sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Our affiliates include companies such as First Trust Capital Management, L.P.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Fund doesn’t jointly market.

(b)	Registrant has included in its Rule 30e-3(c) notice only the disclosures specified by Rule 30e-3(c)(1) and (2). Therefore, registrant has not included a copy of the notice herewith.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to semi-annual reports.

ITEM 6. INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	(1) The following table provides biographical information about Robert O’Hara of First Trust Capital Management L.P. (the “Investment Adviser”), who, together with Michael Peck and Brian Murphy, are primarily responsible for the day-to-day portfolio management of First Trust Enhanced Private Credit Fund portfolio as of the end of the period covered by this report:

Name of Portfolio Management Team Member	Title	Length of Time of Service to the Fund	Business Experience During the Past 5 Years	Role of Portfolio Management Team Member
Robert O’Hara	Principal, Portfolio Manager	July 2025 to Present	Principal and Portfolio Manager, First Trust Capital Management L.P. (2022 – Present); Investment Analyst and Trader, LBMC Investment Advisors (2018-2021)	Portfolio Management

(a)	(2) The following table provides information about portfolios and accounts, other than First Trust Enhanced Private Credit Fund, for which the members of the Portfolio Management team listed above are primarily responsible for the day-to-day portfolio management as of the end of the period covered by this report:

Name of Portfolio Management Team Member	Number of Accounts and Total Value of Assets for Which Advisory Fee is Performance-Based:			Number of Other Accounts Managed and Total Value of Assets by Account Type for Which There is No Performance-Based Fee:
Name	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts
Robert O’Hara	0 Accounts	3 Accounts $57.5M	0 Accounts	3 Accounts $3,456M	6 Accounts $122.3M	0 Accounts

Conflicts of Interest

The Investment Adviser and Portfolio Managers may manage multiple funds and/or other accounts, and as a result may be presented with one or more of the following actual or potential conflicts:

The management of multiple funds and/or other accounts may result in the Investment Adviser or Portfolio Manager devoting unequal time and attention to the management of each fund and/or other account. The Investment Adviser seeks to manage such competing interests for the time and attention of a Portfolio Manager by having the Portfolio Manager focus on a particular investment discipline. Most other accounts managed by a Portfolio Manager are managed using the same investment models that are used in connection with the management of the Fund.

If the Investment Adviser or Portfolio Manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, the Investment Adviser has adopted procedures for allocating portfolio transactions across multiple accounts.

The Investment Adviser has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

(a)	(3) The below information is provided as of September 30, 2025.

Mr. O’Hara receives a fixed salary and a discretionary bonus, based on individual and firm level performance. In addition, he owns interests in First Trust Capital Management L.P. and receives compensation based on the overall profitability of the firm. He also participates in a 401(k) program and receives medical/dental insurance benefits on the same basis as other employees of First Trust Capital Management L.P.

(a)	(4) The following is a listing of the dollar range of shares beneficially owned by Robert O’Hara as of the end of the period covered by this report:

Name of Portfolio Management Team Member:	Dollar Range of Shares Beneficially Owned by Portfolio Management Team Member:
Robert O’Hara	None

(b)	Effective July 2025, Robert O’Hara was added to the Portfolio Managers in addition to the identified in response to paragraph (a)(1) of this Item in the registrant’s most recent annual report on form N-CSR.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a)	Not applicable.

(b)	Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407), or this Item.

ITEM 16. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

(a)	Not applicable.

(b)	Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Not applicable to semi-annual reports.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4) There were no written solicitations.

(a)(5) There is no change to the registrant’s independent public accountant.

(b) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Enhanced Private Credit Fund

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	December 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	December 8, 2025

By (Signature and Title)*	/s/ Chad Eisenberg
Chad Eisenberg, Treasurer
(Principal Financial Officer)

Date	December 8, 2025

* Print the name and title of each signing officer under his or her signature.